Fair Value of Financial Instruments (Details) - Schedule of fair value and carrying value of our debt - Fair Value of Financial Instruments [Member] - USD ($) $ in Thousands	Sep. 26, 2021	Jun. 27, 2021	Jun. 28, 2020
Fair Value of Financial Instruments (Details) - Schedule of fair value and carrying value of our debt [Line Items]
Carrying value	$ 883,334	$ 885,387	$ 848,599
Fair value	$ 883,990	$ 887,102	$ 746,766